Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in carrying amount of goodwill
Wecast business
Balance as of December 31, 2017	$-
Acquisitions	704,884
Foreign currency translation and other adjustments	-
Balance as of December 31, 2018	$704,884

Schedule of amortizing and indefinite lived intangible assets

		December 31, 2018				December 31, 2017
	Weight Average Remaining Useful Life	Gross Carry Amount	Accumulated Amortization	Impairment Loss	Net Balance	Gross Carry Amount	Accumulated Amortization	Impairment Loss	Net Balance
Amortizing Intangible Assets
Animation Copyright	1.3	$301,495	$(64,606)	$-	$236,889	$-	$-	$-	$-
Software and licenses	-	97,308	(93,251)	-	4,057	214,210	(199,626)	-	14,584
Patent and trademark (i)	-	-	-	-	-	92,965	(39,943)	(53,022)	-
Influencer network (ii)	9.7	1,980,000	(66,000)	-	1,914,000	-	-	-	-
Customer contract (ii)	2.7	500,000	(55,556)	-	444,444	-	-	-	-
Trade name (ii)	14.7	110,000	(2,444)	-	107,556	-	-	-	-
Technology platform (ii)	6.7	290,000	(13,808)	-	276,192	-	-	-	-
Total amortizing intangible assets		$3,278,803	$(295,665)	$-	$2,983,138	$307,175	$(239,569)	$(53,022)	$14,584
Indefinite lived intangible assets
Website name (iii)		159,504	-	(134,290)	25,214	134,290	-	-	134,290
Patent (i)		28,000	-	-	28,000	10,599	-	(10,599)	-
Total intangible assets		$3,466,307	$(295,665)	$(134,290)	$3,036,352	$452,064	$(239,569)	$(63,621)	$148,874

(i)	During the second quarter of 2017, the Company determined that one of its subsidiaries in the US would not serve the core business or generate future cash flow. As no future cash flows will be generated from using the patents owned by this subsidiary, the Company estimated the fair value of those patents to be nil as of June 30, 2017. Fair value was determined using unobservable (Level 3) inputs. Impairment loss from patents of $63,621 was recognized in 2017 to write off the entire book value of the patents.
(ii)	During the third quarter of 2018, the Company completed the acquisition of 65.65% share of Grapevine. See Note 6.
(iii)	The Company wrote off the YOD website in the amount of approximately $134,000 in 2018 since we no longer used the website.

Schedule of amortization expense
Amortization to be
Years ending December 31,	recognized
2019	$546,882
2020	520,921
2021	357,873
2022	246,762
2023 and thereafter	1,310,700
Total amortization to be recognized	$2,983,138